Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Of Financial Instruments
Summary of Breakdown of Fair Value Hierarchy Levels

	12/31/2022				12/31/2021
	Level 1	Level 2	Level 3	Book Value / Fair Value	Level 1	Level 2	Level 3	Book Value / Fair Value
Financial Assets	391,297	115,792	437	507,526	366,930	102,253	1,563	470,746
Financial assets at fair value through profit or loss	274,659	111,436	379	386,474	262,912	100,649	1,563	365,124
Investment funds	954	31,537	-	32,491	653	19,486	-	20,139
Brazilian government securities	226,056	5,856	-	231,912	218,449	6,350	-	224,799
Government securities – other countries	8,017	-	-	8,017	5,561	-	-	5,561
Corporate securities	39,632	72,708	339	112,679	38,249	74,656	1,563	114,468
Shares	5,817	9,634	86	15,537	14,355	5,002	-	19,357
Rural product note	-	2,510	7	2,517	-	6,791	61	6,852
Bank deposit certificates	-	360	-	360	-	150	-	150
Real estate receivables certificates	-	1,329	151	1,480	-	1,009	3	1,012
Debentures	29,446	33,412	84	62,942	18,638	45,672	1,478	65,788
Eurobonds and other	4,369	-	4	4,373	5,244	1	8	5,253
Financial bills	-	19,371	7	19,378	-	10,098	13	10,111
Promissory and commercial notes	-	3,900	-	3,900	-	4,684	-	4,684
Other	-	2,192	-	2,192	12	1,249	-	1,261
Other Financial Assets	-	1,335	40	1,375	-	157	-	157
Financial assets at fair value through other comprehensive income	116,638	4,356	58	121,052	104,018	1,604	-	105,622
Brazilian government securities	69,951	1,032	-	70,983	68,457	1,185	-	69,642
Government securities – other countries	37,910	-	-	37,910	30,194	-	-	30,194
Corporate securities	8,777	3,324	58	12,159	5,367	419	-	5,786
Shares	4,770	70	45	4,885	743	-	-	743
Rural product note	-	390	-	390	-	-	-	-
Bank deposit certificates	551	150	13	714	-	131	-	131
Debentures	538	645	-	1,183	134	217	-	351
Eurobonds and other	2,918	1,361	-	4,279	4,490	8	-	4,498
Financial credit bills	-	13	-	13	-	6	-	6
Other (Corporate securities)	-	695	-	695	-	57	-	57
Financial liabilities at fair value through profit or loss	-	647	-	647	-	275	-	275
Structured notes	-	64	-	64	-	114	-	114
Other financial liabilities	-	583	-	583	-	161	-	161

Summary of Breakdown of Fair Value Hierarchy Levels for Derivative Assets and Liabilities

	12/31/2022				12/31/2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets	29	77,508	671	78,208	6	68,887	152	69,045
Swap Contracts – adjustment receivable	-	46,271	631	46,902	-	37,924	90	38,014
Option Contracts	-	23,637	34	23,671	3	21,187	62	21,252
Forward Contracts	-	595	6	601	-	3,111	-	3,111
Credit derivatives	-	492	-	492	-	242	-	242
NDF - Non Deliverable Forward	-	6,140	-	6,140	-	5,943	-	5,943
Other derivative financial instruments	29	373	-	402	3	480	-	483
Liabilities	(186)	(76,106)	(569)	(76,861)	(3)	(63,076)	(125)	(63,204)
Swap Contracts – adjustment payable	-	(38,507)	(561)	(39,068)	-	(34,535)	(111)	(34,646)
Option Contracts	-	(29,880)	(2)	(29,882)	(2)	(22,531)	(14)	(22,547)
Forward Contracts	-	(65)	-	(65)	-	(762)	-	(762)
Credit derivatives	-	(604)	-	(604)	-	(198)	-	(198)
NDF - Non Deliverable Forward	-	(6,626)	-	(6,626)	-	(4,896)	-	(4,896)
Other derivative financial instruments	(186)	(424)	(6)	(616)	(1)	(154)	-	(155)
In all periods, there was no significant transfer between Level 1 and Level 2. Transfers to and from Level 3 are presented in movements of Level 3.

Schedule of level 3 recurring fair value changes

	Fair value at	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at	Total Gains or Losses (unrealized)

########	12/31/2021	Recognized in income	Recognized in other comprehensive income				12/31/2022
Financial assets at fair value through profit or loss	1,563	46	-	143	(49)	(1,324)	379	(98)
Corporate securities	1,563	21	-	128	(49)	(1,324)	339	(138)
Shares	-	(54)	-	-	-	140	86	(62)
Real estate receivables certificates	3	(36)	-	2	(2)	184	151	(60)
Debentures	1,478	109	-	96	-	(1,599)	84	(7)
Rural Product Note	61	3	-	-	(1)	(56)	7	(9)
Eurobonds and other	8	(1)	-	11	(14)	-	4	-
Financial bills	13	-	-	19	(32)	7	7	-
Other financial assets	-	25	-	15	-	-	40	40
Financial assets at fair value through other comprehensive income	-	(2)	-	47	-	13	58	-
Corporate securities	-	(2)	-	47	-	13	58	-
Shares	-	(2)	-	47	-	-	45	-
Bank deposit certificates	-	-	-	-	-	13	13	-

	Fair value at	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at	Total Gains or Losses (unrealized)

	12/31/2021	Recognized in income	Recognized in other comprehensive income				12/31/2022
Derivatives - assets	152	178	64	234	(552)	595	671	588
Swap Contracts – adjustment receivable	90	151	64	-	(73)	399	631	608
Option Contracts	62	27	-	228	(479)	196	34	(20)
Foiward contracts	-	-	-	6	-	-	6	-
Derivatives - liabilities	(125)	48	(132)	(85)	38	(313)	(569)	(349)
Swap Contracts – adjustment payable	(111)	(25)	(132)	-	21	(314)	(561)	(350)
Option Contracts	(14)	73	-	(79)	17	1	(2)	1
Other derivative financial instruments	-	-	-	(6)	-	-	(6)	-

	Fair value at	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at	Total Gains or Losses (unrealized)

########	12/31/2020	Recognized in income	Recognized in other comprehensive income				12/31/2021
Financial assets at fair value through profit or loss	1,968	(505)	-	1,993	(865)	(1,028)	1,563	(434)
Corporate securities	1,968	(505)	-	1,993	(865)	(1,028)	1,563	(434)
Real estate receivables certificates	548	(167)	-	1,039	(616)	(801)	3	-
Debentures	1,350	(313)	-	855	(211)	(203)	1,478	(432)
Rural Product Note	64	(15)	-	62	(32)	(18)	61	-
Eurobonds and other	-	(9)	-	23	(6)	-	8	(2)
Financial bills	6	(1)	-	14	-	(6)	13	-

	Fair value at	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at	Total Gains or Losses (unrealized)

	12/31/2020	Recognized in income	Recognized in other comprehensive income				12/31/2021
Derivatives - assets	105	46	-	327	(284)	(42)	152	56
Swap Contracts – adjustment receivable	93	26	-	56	(43)	(42)	90	90
Option Contracts	12	20	-	271	(241)	-	62	(34)
Derivatives - liabilities	(110)	72	-	(233)	148	(2)	(125)	(24)
Swap Contracts – adjustment payable	(109)	8	-	(30)	22	(2)	(111)	(46)
Option Contracts	(1)	64	-	(203)	126	-	(14)	22

Summary of Sensitivity Analyses Operations of Level 3

Sensitivity – Level 3 Operations		12/31/2022		12/31/2021
Market risk factor groups	Scenarios	Impact		Impact
		Income	Stockholders' equity	Income	Stockholders' equity
Interest rates	I	(2.2)	-	(1.5)	-
	II	(56.9)	-	(38.2)	-
	III	(113.3)	-	(76.4)	-
Commodities, Indexes and Shares	I	(6.7)	-	-	-
	II	(13.4)	-	-	-
Nonlinear	I	(24.8)	-	(56.5)	-
	II	(37.8)	-	(93.3)	-
The following scenarios are used to measure sensitivity:
Interest rate
Based on reasonably possible changes in assumptions of 1, 25 and 50 basis points (scenarios I, II and III respectively) applied to the interest curves, both up and down, taking the largest losses resulting in each scenario.
Commodities, Index and Shares
Based on reasonably possible changes in assumptions of 5 and 10 percentage points (scenarios I and II respectively) applied to share prices, both up and down, taking the largest losses resulting in each scenario.
Nonlinear
Scenario I: Based on reasonably possible changes in assumptions of 5 percentage points on prices and 25 percentage points on the volatility level, both up and down, taking the largest losses resulting in each scenario.
Scenario II: Based on reasonably possible changes in assumptions of 10 percentage points on prices and 25 percentage points on the volatility level, both up and down, taking the largest losses resulting in each scenario.

Summary of Carrying and Estimated Fair Values for Financial Instruments

	12/31/2022		12/31/2021
	Book value	Fair value	Book value	Fair value
Financial assets	1,586,992	1,588,402	1,375,782	1,376,534
At Amortized Cost	1,586,992	1,588,402	1,375,782	1,376,534
Central Bank compulsory deposits	115,748	115,748	110,392	110,392
Interbank deposits	59,592	59,868	69,942	70,112
Securities purchased under agreements to resell	221,779	221,779	169,718	169,718
Securities	219,315	219,133	147,746	147,219
Loan and financial lease	909,422	910,738	822,590	823,699
Other financial assets	111,823	111,823	96,473	96,473
(-) Provision for expected loss	(50,687)	(50,687)	(41,079)	(41,079)
Financial liabilities	1,759,182	1,758,475	1,558,307	1,558,838
At Amortized Cost	1,755,498	1,754,791	1,553,107	1,553,638
Deposits	871,438	871,370	850,372	850,277
Securities sold under repurchase agreements	293,440	293,440	252,848	252,848
Interbank market funds	294,587	294,573	177,145	177,181
Institutional market funds	129,382	128,757	138,636	139,226
Other financial liabilities	166,651	166,651	134,106	134,106
Provision for Expected Loss	3,684	3,684	5,200	5,200
Loan commitments	2,874	2,874	4,433	4,433
Financial guarantees	810	810	767	767